SUPPLEMENTARY CASH FLOW DISCLOSURES (Tables)	12 Months Ended
Jan. 31, 2020
SUPPLEMENTARY CASH FLOW DISCLOSURES (Tables)
Schedule of non-cash working capital

	2020	2019	2018

Amounts receivable	$(1,305)	$80,896	$7,473
Prepaid expenses	(355,775)	(1,729)	(19,060)
Accounts payable and accrued liabilities	(757)	5,543	(28,621)
Amounts payable to related parties	(5,217)	(8,398)	(73,539)
Current income tax liability	(2,834,277)	-	-
	$(3,197,331)	$76,312	$(113,747)

Schedule of supplementary cash flow disclosures
Supplementary Cash Flow Disclosures:
Cash paid during the year for:
Interest expense	$-	$-	$-
Income taxes	$2,969,134	$81,238	$-